Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 19. Income Taxes
The UK and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
UK	$928	$(137,973)	$(326,206)
Foreign	(84,228)	(45,307)	(278,248)

Loss before income taxes	$(83,300)	$(183,280)	$(604,454)

The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
Current:
UK	$1,260	$—	$—
Foreign	4,524	1,827	1,708

Current tax expense	5,784	1,827	1,708

Deferred:
UK	—	—	(13,618)
Foreign	(444)	(113)	209

Deferred tax benefit	(444)	(113)	(13,409)

Total	$5,340	$1,714	$(11,701)

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
UK provision at statutory rate	23.5%	19.0%	19.0%
Expenses not deductible for tax purposes	(3.8)	3.4	(1.6)
Return to provision	(2.0)	—	(0.4)
Stock based compensation	—	—	(19.7)
Tax rate change	—	—	0.3
Foreign rate difference	0.9	7.7	5.3
Change in valuation allowance	(25.0)	(31.1)	(0.9)

Effective tax rate	(6.4)%	(1.0)%	2.0%

The Company’s effective tax rates differ from the UK statutory rate primarily due to the change in valuation allowance, and expenses not deductible for tax purpose.

The Company’s deferred income tax assets and liabilities as of December 31, 2023 and 2022 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$95,150	$95,735
Property and equipment	(74)	(70)
Stock-based compensation	140,906	135,837
Other	—	269

Deferred tax assets before valuation allowance	235,982	231,771
Valuation allowance	(216,988)	(207,657)

Deferred tax assets, net of valuation allowance	18,994	24,114

Deferred tax liabilities:
Outside basis difference	1,911	1,816
Intangible assets	32,418	37,307

Deferred tax liabilities	34,329	39,123

Net deferred tax liabilities	$(15,335)	$(15,009)

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized in certain jurisdictions. Accordingly, the Company established and recorded a valuation allowance on its net deferred tax assets of $217.0 million as of December 31, 2023 and a valuation allowance on its net deferred tax assets of $207.7 million as of December 31, 2022.
As of December 31, 2023, the Company had $195.8
million of UK net operating loss carryforwards available to reduce future taxable income. All of the UK net operating losses will be carried forward indefinitely for UK tax purposes. As of December 31, 2023, the Company had

$184.3 million of overseas net operating loss carryforwards available to reduce future taxable income. Overseas net operating losses will be carried forward indefinitely for the tax purposes in each jurisdiction.
The Company had no uncertain tax positions for the years ended December 31, 2023 and 2022.